Condensed Consolidating Financial Information, Statement of Operations and Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Mar. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013 [1]	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements, captions
REVENUES	$ 6,463		$ 8,445	$ 11,151	$ 11,104	$ 9,933	[1]	$ 10,116	$ 11,241	$ 8,897	$ 7,347	$ 40,633		$ 37,601		$ 29,809
COSTS AND EXPENSES:
Cost of sales	5,340		7,282	9,594	9,867	8,948	[1]	9,258	10,355	7,909	6,563	35,691		34,085		26,045
Operating, selling, general and administrative expenses	600					622						2,744		2,248		1,702
Depreciation and amortization expense	179					130						562		489		418
(Gain) loss on asset disposals and impairments	4					(5)						4		24		23
OPERATING INCOME	340		282	702	410	238	[1]	52	146	364	193	1,632		755		1,621
Equity in earnings (loss) of subsidiaries	0					0						0		0	[2]	0	[3]
Interest and financing costs, net	(55)	[4]				(77)	[4]					(235)	[5]	(149)	[5]	(165)	[5]
Equity in earnings of equity method investments												10		11		0
Other income (expense), net	(1)					(1)						57	[6]	63	[6]	(26)	[6]
EARNINGS BEFORE INCOME TAXES	284					160						1,464		680		1,430
Income tax expense (benefit)	96					56						547	[7]	246	[8]	527	[9]
NET EARNINGS FROM CONTINUING OPERATIONS	188		159	414	240	104	[1]	6	74	249	105	917		434		903
Earnings (loss) from discontinued operations, net of tax	0		(27)	(1)	0	(1)	[1]	(3)	35	(11)	(1)	(29)		20		(133)
Net earnings	188		132	413	240	103	[1]	3	109	238	104	888		454		770
Less: Net earnings from continuing operations attributable to noncontrolling interest	43					25						45		42		27
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	145		$ 145	$ 396	$ 224	78	[1]	$ (7)	$ 99	$ 227	$ 93	843		412		743
COMPREHENSIVE INCOME
Total comprehensive income	188					103						791		539		708
Less: Noncontrolling interest in comprehensive income	43					25						45		42		27
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	145					78						746		497		681
Parent
Condensed Financial Statements, captions
REVENUES	0					0						0		0		0
COSTS AND EXPENSES:
Cost of sales	0					0						0		0		0
Operating, selling, general and administrative expenses	4					1						10		12		13
Depreciation and amortization expense	0					0						0		0		0
(Gain) loss on asset disposals and impairments	0					0						0		0		0
OPERATING INCOME	(4)					(1)						(10)		(12)		(13)
Equity in earnings (loss) of subsidiaries	157					86	[10]					876		386	[2]	758	[3]
Interest and financing costs, net	(11)					(8)						(39)		(19)		(4)
Equity in earnings of equity method investments												0		0
Other income (expense), net	0					0						2		0		0
EARNINGS BEFORE INCOME TAXES	142					77						829		355		741
Income tax expense (benefit)	(3)	[11]				(1)	[12]					(14)	[7]	(8)	[8]	(2)	[9]
NET EARNINGS FROM CONTINUING OPERATIONS						78						843		363		743
Earnings (loss) from discontinued operations, net of tax						0						0		49		0
Net earnings	145					78						843		412		743
Less: Net earnings from continuing operations attributable to noncontrolling interest	0					0						0		0		0
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	145					78						843		412		743
COMPREHENSIVE INCOME
Total comprehensive income	145					78						746		497		681
Less: Noncontrolling interest in comprehensive income	0					0						0		0		0
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	145					78						746		497		681
Guarantor Subsidiaries
Condensed Financial Statements, captions
REVENUES	6,999					11,564						45,904		43,973		37,004
COSTS AND EXPENSES:
Cost of sales	5,993					10,664						41,330		40,787		33,412
Operating, selling, general and administrative expenses	609					612						2,675		2,066		1,598
Depreciation and amortization expense	134					113						481		447		402
(Gain) loss on asset disposals and impairments	4					(1)						8		21		21
OPERATING INCOME	259					176						1,410		652		1,571
Equity in earnings (loss) of subsidiaries	16					14	[10]					48		30	[2]	16	[3]
Interest and financing costs, net	(18)					(59)						(126)		(110)		(151)
Equity in earnings of equity method investments												9		11
Other income (expense), net	(4)					(1)						55		63		(26)
EARNINGS BEFORE INCOME TAXES	253					130						1,396		646		1,410
Income tax expense (benefit)	95	[11]				51	[12]					521	[7]	243	[8]	533	[9]
NET EARNINGS FROM CONTINUING OPERATIONS						79						875		403		877
Earnings (loss) from discontinued operations, net of tax						(1)						(29)		(29)		(133)
Net earnings	158					78						846		374		744
Less: Net earnings from continuing operations attributable to noncontrolling interest	0					0						0		0		0
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	158					78						846		374		744
COMPREHENSIVE INCOME
Total comprehensive income	158					78						846		374		744
Less: Noncontrolling interest in comprehensive income	0					0						0		0		0
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	158					78						846		374		744
Non- Guarantors
Condensed Financial Statements, captions
REVENUES	914					1,610						6,147		4,697		2,906
COSTS AND EXPENSES:
Cost of sales	661					1,476						5,497		4,365		2,734
Operating, selling, general and administrative expenses	123					58						341		172		91
Depreciation and amortization expense	45					17						81		42		16
(Gain) loss on asset disposals and impairments	0					(4)						(4)		3		2
OPERATING INCOME	85					63						232		115		63
Equity in earnings (loss) of subsidiaries	0					0	[10]					0		0	[2]	0	[3]
Interest and financing costs, net	(26)					(18)						(70)		(20)		(10)
Equity in earnings of equity method investments												1		0
Other income (expense), net	3					8						0		0		0
EARNINGS BEFORE INCOME TAXES	62					53						163		95		53
Income tax expense (benefit)	4	[11]				6	[12]					40	[7]	11	[8]	(4)	[9]
NET EARNINGS FROM CONTINUING OPERATIONS						47						123		84		57
Earnings (loss) from discontinued operations, net of tax						0						0		0		0
Net earnings	58					47						123		84		57
Less: Net earnings from continuing operations attributable to noncontrolling interest	43					25						45		42		27
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	15					22						78		42		30
COMPREHENSIVE INCOME
Total comprehensive income	58					47						123		84		57
Less: Noncontrolling interest in comprehensive income	43					25						45		42		27
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	15					22						78		42		30
Eliminations
Condensed Financial Statements, captions
REVENUES	(1,450)					(3,241)						(11,418)		(11,069)		(10,101)
COSTS AND EXPENSES:
Cost of sales	(1,314)					(3,192)						(11,136)		(11,067)		(10,101)
Operating, selling, general and administrative expenses	(136)					(49)						(282)		(2)		0
Depreciation and amortization expense	0					0						0		0		0
(Gain) loss on asset disposals and impairments	0					0						0		0		0
OPERATING INCOME	0					0						0		0		0
Equity in earnings (loss) of subsidiaries	(173)					(100)	[10]					(924)		(416)	[2]	(774)	[3]
Interest and financing costs, net	0					8						0		0		0
Equity in earnings of equity method investments												0		0
Other income (expense), net	0					(8)						0		0		0
EARNINGS BEFORE INCOME TAXES	(173)					(100)						(924)		(416)		(774)
Income tax expense (benefit)	0	[11]				0	[12]					0	[7]	0	[8]	0	[9]
NET EARNINGS FROM CONTINUING OPERATIONS						(100)						(924)		(416)		(774)
Earnings (loss) from discontinued operations, net of tax						0						0		0		0
Net earnings	(173)					(100)						(924)		(416)		(774)
Less: Net earnings from continuing operations attributable to noncontrolling interest	0					0						0		0		0
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	(173)					(100)						(924)		(416)		(774)
COMPREHENSIVE INCOME
Total comprehensive income	(173)					(100)						(924)		(416)		(774)
Less: Noncontrolling interest in comprehensive income	0					0						0		0		0
COMPREHENSIVE INCOME ATTRIBUTABLE TO TESORO CORPORATION	$ (173)					$ (100)						$ (924)		$ (416)		$ (774)

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.
[2]	Revised to conform to current period presentation of equity in earnings of subsidiaries that reflects equity in earnings of subsidiaries within the guarantor and non-guarantor columns net of intercompany amounts.
[3]	Revised to conform to current period presentation of equity in earnings of subsidiaries that reflects equity in earnings of subsidiaries within the guarantor and non-guarantor columns net of intercompany amounts.
[4]	Includes charges totaling $31 million for premiums and unamortized debt issuance costs associated with the redemption of the 5.50% Senior Notes due 2019 during the three months ended March 31, 2014.
[5]	Includes charges totaling $31 million and $10 million for premiums and unamortized debt issuance costs associated with the redemption of the 2019 Notes and 2020 Notes, respectively, during the year ended December 31, 2014.
[6]	Includes $59 million in refunds and settlements approved by the CPUC related to rates charged on the crude products pipeline network for the year ended December 31, 2014. Also includes $54 million in refunds from a settlement of a rate proceeding from the CPUC, and the release of a $16 million legal reserve as a result of the favorable settlement of litigation for the year ended December 31, 2013 and accruals related to certain legal matters partially offset by receipts associated with the settlement of a pipeline rate proceeding for the year ended December 31, 2012.
[7]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[8]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[9]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[10]	Revised to conform to current period presentation of equity in earnings of subsidiaries that reflects equity in earnings of subsidiaries within the guarantor and non-guarantor columns net of intercompany amounts.
[11]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[12]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.